Fees Summary	Jun. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,580,000
Previously Paid Amount	0.00
Total Fee Amount	241.90
Total Offset Amount	0.00
Net Fee	241.90
Narrative - Max Aggregate Offering Price	$ 1,580,000
Final Prospectus	true